Income Taxes - Schedule of Deferred Tax Asset (Details) - USD ($)	Mar. 31, 2016	Mar. 31, 2015
Deferred tax asset attributable to:
Net operating loss carryover	$ 3,129,170	$ 2,454,951
Less: valuation allowance	(3,129,170)	(2,454,951)
Net deferred tax asset	$ 0	$ 0